Derivative Financial Instruments and Fair Value Measurements (Details Narrative) (10-K) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Convertible debt	$ 169,500
Share price	$ 0.03	$ 6.00
Convertible Debt [Member]
Convertible debt		$ 9,000	$ 429,000
Warrants [Member]
Convertible debt		$ 0	$ 12,000